Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of Basis for Calculating Basic and Diluted Earnings per Share
The basis for calculating basic and diluted earnings per share (“EPS”) (attributable to owners of the Company) is as follows:

	For the Year Ended March 31
	2023	2024	2025
Net profit for the year attributable to owners of the Company:
Net profit for the year attributable to owners of the Company JPY (millions)	¥317,017	¥144,067	¥107,928
Net profit used for calculation of earnings per share JPY (millions)	317,017	144,067	107,928
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [basic]	1,551,809	1,564,450	1,578,873
Dilutive effect (thousands of shares)	18,064	15,893	26,450
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [diluted]	1,569,872	1,580,343	1,605,323

Earnings per share
Basic (JPY)	204.29	92.09	68.36
Diluted (JPY)	201.94	91.16	67.23